Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ 58,350	$ 865	$ 56,176
Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(200)	65	(54)
Equity and index contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	1,988	(768)	1,289
Foreign currency forward
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	364	887	(697)
Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(2,724)	995	2,381
Structured settlement annuities
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	58,922	(314)	53,257
Realized capital gains and losses
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	59,087	638	52,506
Realized capital gains and losses | Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(200)	65	(54)
Realized capital gains and losses | Equity and index contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	1
Realized capital gains and losses | Foreign currency forward
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	364	887	(697)
Realized capital gains and losses | Structured settlement annuities
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	58,922	(314)	53,257
Contract benefits
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	987	(326)	2,937
Contract benefits | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	987	(326)	2,937
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(1,724)	553	733
Interest credited to contractholder funds | Equity and index contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	1,987	(768)	1,289
Interest credited to contractholder funds | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ (3,711)	$ 1,321	$ (556)